Asset-Based Income Fund	March 31, 2025 (Unaudited)

Schedule of Investments

(in thousands, except share data )

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value

Asset-Backed Securities — 48.7%

Fiber — 6.7%

ALLO Issuer LLC (a)(b)	Class A2, Series 2023-1A	6.20%	6/20/2053	17,069	$17,316

Metro Communications Issuer LLC (b)(c)	Class A2, Series 2025-1	7.82%	2/25/2055	1,801	1,806

Metro Communications Issuer LLC (b)(c)	Class A2I, Series 2025-1A	6.51%	2/25/2055	9,880	9,911

Fund Finance — 3.1%

New Mountain Guardian IV Rated Feeder III Ltd. (a)(c)(d)(e)	Class A1, Series 2024-2A	7.87% (SOFR + 3.20%)	11/19/2037	13,400	13,400

Infrastructure Credit — 0.9%

Identity Digital Capital LLC (b)(c)	Class A2, Series 2025-1	6.79%	3/20/2065	4,003	4,003

Liquid Infrastructure — 5.7%

Adams Outdoor Advertising LP (a)	Class A2, Series 2023-1	6.97%	7/15/2053	20,000	20,596

Hotwire Funding LLC (a)	Class B, Series 2023-1A	7.00%	5/20/2053	4,500	4,596

Music IP — 2.3%

Lyra Music Assets Delaware LP (b)	Class A2, Series 2024-3A	5.76%	12/22/2064	9,986	10,083

Rooftop/C&I Solar Financing — 5.2%

Sunnova SOL VIII Issuer LLC (c)	Class A, Series 2024-3	6.45%	7/30/2059	19,985	19,569

Sunnova SOL VIII Issuer LLC (c)	Class B, Series 2024-3	8.78%	7/30/2059	874	848

Sunrun Demeter Issuer LLC (a)	Class A, Series 2021-2A	2.27%	1/30/2057	2,798	2,435

Single Family Rental — 6.6%

AMSR Trust (a)	Class E2, Series 2022-SFR3	4.00%	10/17/2039	1,250	1,195

AMSR Trust (a)	Class E2, Series 2023-SFR1	4.00%	4/17/2040	5,939	5,566

FirstKey Homes Trust (a)	Class E2, Series 2022-SFR3	3.50%	7/17/2038	20,000	19,283

Progress Residential Trust (a)	Class E2, Series 2023-SFR1	6.60%	3/17/2040	2,500	2,513

SME Short Term — 8.1%

CPC Asset Securitization II LLC (a)	Class A, Series 2023-1A	7.53%	3/15/2029	11,930	12,093

Fora Financial Asset Securitization LLC (a)	Class B, Series 2024-1A	6.62%	8/15/2029	861	867

Libertas Asset Securitization LLC (a)(c)	Class A1, Series 2023-1A	7.67%	7/16/2029	12,569	12,650

Mulligan Asset Securitization II LLC (a)	Class A, Series 2024-1	6.00%	10/15/2031	9,500	9,486

Solar Loan — 5.0%

Mosaic Solar Loan Trust (a)	Class B, Series 2023-3A	7.37%	11/20/2053	6,923	7,011

Sunnova Helios XI Issuer LLC (a)	Class B, Series 2023-A	5.60%	5/20/2050	5,816	5,604

Sunnova SOL IX Issuer LLC (b)(c)	Class A, Series 2025-1	6.28%	1/30/2060	8,866	8,464

Sunnova SOL IX Issuer LLC (b)(c)	Class B, Series 2025-1	8.65%	1/30/2060	678	655

Student Loans — 3.1%

College Ave Student Loans LLC (a)	Class D, Series 2023-A	6.89%	5/25/2055	2,000	2,040

College Ave Student Loans LLC (a)	Class E, Series 2023-A	8.49%	5/25/2055	4,000	4,110

Navient Refinance Loan Trust (a)	Class C, Series 2025-A	6.14%	2/16/2055	2,287	2,287

SMB Private Education Loan Trust (a)	Class C, Series 2023-B	6.36%	10/16/2056	5,000	5,105

Unsecured Consumer — 2.0%

Marlette Funding Trust (a)	Class D, Series 2023-3A	8.04%	9/15/2033	3,500	3,573

Asset-Based Income Fund	March 31, 2025 (Unaudited)

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value

Upstart Securitization Trust (a)	Class B, Series 2024-1	6.24%	11/20/2034	5,100	$5,129

TOTAL ASSET-BACKED SECURITIES (Amortized Cost $207,508)					$212,194

Mortgage-Backed Securities — 36.4%

Home Equity Investments — 4.7%

Unison Trust (a)(c)(f)	Class A, Series 2023-1	6.50%	5/25/2033	13,388	13,046

Unison Trust (a)	Class A, Series 2023-2	6.50%	11/25/2053	3,060	2,956

Unlock HEA Trust (a)	Class A, Series 2024-1	7.00%	4/25/2039	4,465	4,440

Non-Qualified Mortgage — 19.3%

Angel Oak Mortgage Trust (a)(e)	Class M1A, Series 2024-13	6.44%	12/26/2069	7,000	7,038

Angel Oak Mortgage Trust (a)(e)	Class M1B, Series 2024-12	7.08%	10/25/2069	3,000	3,043

Angel Oak Mortgage Trust (a)(e)	Class M1B, Series 2024-13	6.89%	12/26/2069	2,000	2,011

Colt Mortgage Loan Trust (a)(e)	Class M1, Series 2024-7	6.45%	12/26/2069	7,000	7,049

Credit Suisse Mortgage Trust (a)(e)	Class M1, Series 2022-ATH3	7.10%	8/25/2067	15,176	15,189

Cross Mortgage Trust (a)(e)	Class B1A, Series 2024-H8	6.96%	12/25/2069	1,976	1,979

GCAT Trust (a)(e)	Class M1, Series 2022-NQM4	5.74%	8/25/2067	7,500	7,467

Homes Trust (a)(e)	Class M2, Series 2024-NQM2	7.10%	10/25/2069	5,000	5,055

Imperial Fund Mortgage Trust (a)(f)	Class M1, Series 2022-NQM5	6.25%	8/25/2067	4,000	3,991

Imperial Fund Mortgage Trust (a)(e)	Class M1, Series 2022-NQM7	7.51%	11/25/2067	16,788	16,866

JP Morgan Mortgage Trust (a)(e)	Class M1B, Series 2024-NQM1	6.86%	2/25/2064	1,680	1,692

Morgan Stanley Residential Mortgage Loan Trust (a)(e)	Class B1A, Series 2024-NQM5	7.16%	10/25/2069	2,000	2,010

Morgan Stanley Residential Mortgage Loan Trust (a)(e)	Class M1, Series 2024-NQM5	6.52%	10/25/2069	3,600	3,618

New Residential Mortgage Loan Trust (a)(e)	Class M1, Series 2024-NQM3	6.39%	11/25/2064	3,885	3,876

PRKCM Trust (a)(e)	Class M1, Series 2022-AFC2	6.14%	8/25/2057	2,420	2,419

Second Lien/HELOC — 8.2%

Saluda Grade Alternative Mortgage Trust (a)(e)	Class A2, Series 2023-SEQ3	6.89%	6/1/2053	5,829	5,891

Saluda Grade Alternative Mortgage Trust (a)(e)	Class A3, Series 2023-SEQ3	7.12%	6/1/2053	10,127	10,261

Saluda Grade Alternative Mortgage Trust (a)(e)	Class M1, Series 2023-SEQ3	8.71%	6/1/2053	3,722	3,847

Towd Point Mortgage Trust (a)(e)	Class M1, Series 2024-CES3	6.81%	5/25/2064	3,939	4,011

Vista Point Securitization Trust (a)(f)	Class M1, Series 2024-CES1	7.48%	5/25/2054	10,069	10,153

Vista Point Securitization Trust (a)(e)	Class M1, Series 2024-CES3	6.59%	1/25/2055	1,250	1,262

Single Family Rental — 4.2%

AMSR Trust (a)	Class E2, Series 2024-SFR2	4.15%	11/17/2041	10,000	9,128

Progress Residential Trust (a)(e)	Class E2, Series 2024-SFR5	3.63%	8/9/2029	10,044	9,023

TOTAL MORTGAGE-BACKED SECURITIES (Amortized Cost $154,483)					$157,321

Senior Loans — 12.9%

Aviation Lending — 5.9%

Genesis Aircraft Services Ltd (c)(d)(e)	TL 1L DD 08/23	8.22% - 8.69%	7/31/2029	6,114	6,258

Lesha - Project Skyline (c)	TL 1L 12/24 (MSN 36011)	6.72%	2/28/2031	4,503	4,509

Lesha - Project Skyline (c)	TL 1L 12/24 (MSN 36095)	6.62%	2/28/2031	3,097	3,100

Lesha - Project Skyline (c)	TL 1L 12/24 (MSN 36104)	6.61%	2/28/2031	3,695	3,699

Lesha - Project Skyline (c)	TL 1L 12/24 (MSN 38245)	6.70%	2/28/2031	4,799	4,804

Lesha - Project Skyline (c)	TL 1L DD 12/24 (MSN 36010)	6.67%	2/28/2031	3,308	3,311

Asset-Based Income Fund	March 31, 2025 (Unaudited)

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value

Fund Finance — 2.8%

GSAM Vintage Platform IX NAV (c)(e)	TL 1L 02/25 (Vintage IX A AB)	6.85% (SOFR + 2.55%)	10/18/2030	927	$927

GSAM Vintage Platform IX NAV (c)(e)	TL 1L 02/25 (Vintage IX B AB)	6.95% (SOFR + 2.65%)	10/18/2030	8,536	8,536

GSAM Vintage Platform IX NAV (c)(e)	TL 1L 02/25 (Vintage IX B2 AB)	6.95% (SOFR + 2.65%)	10/18/2030	566	566

GSAM Vintage Platform IX NAV (c)(e)	TL 1L DD 02/25 (Vintage IX A AB)	6.85% (SOFR + 2.55%)	10/18/2030	286	286

GSAM Vintage Platform IX NAV (c)(d)(e)	TL 1L DD 02/25 (Vintage IX B AB)	6.95% (SOFR + 2.65%)	10/18/2030	1,732	1,732

GSAM Vintage Platform IX NAV (c)(d)(e)	TL 1L DD 02/25 (Vintage IX B2 AB)	6.95% (SOFR + 2.65%)	10/18/2030	187	187

SME Long Term — 3.5%

BHG Funding LLC (c)	TL 1L A2 05/23	7.07%	5/19/2036	11,963	11,915

BHG Funding LLC (c)	TL 2L B2 05/23	8.12%	5/19/2036	1,694	1,670

BHG Funding LLC (c)(e)	TL 3L C2 05/23	10.71%	5/19/2036	1,695	1,524

Solar Loan — 0.7%

SunPower Financial (b)(c)	TL 01/25	6.69%	8/30/2054	3,241	3,241

TOTAL SENIOR LOANS (Amortized Cost $56,342)					$56,265

			Shares

Private Equity — 0.2%

Solar Loan — 0.2%

SunPower Financial (b)(c)	Private Equity (SPV)		636,905		656

TOTAL PRIVATE EQUITY (Cost $637)					$656

TOTAL INVESTMENTS (Cost $418,970) — 98.2%					$426,436

Money Market Fund — 3.2%

U.S. Government Securities — 3.2%

Fidelity Investments Money Market Treasury Portfolio (g) Class I		4.20%	13,886,843		13,887

TOTAL MONEY MARKET FUND (Cost $13,887)					$13,887

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUND (Cost $432,857) — 101.4%					$440,323

LIABILITIES EXCEEDING OTHER ASSETS, NET — (1.4)%					(5,891)

NET ASSETS — 100.0%					$434,432

DD	Delayed draw term loan

SOFR	Secured Overnight Financing Rate

SPV	Special Purpose Vehicle

TL	Term loan

1L	First lien

2L	Second lien

3L	Third lien

(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

(b)	Security considered restricted.

(c)	Value determined using significant unobservable inputs.

(d)	Investment is an unfunded or partially funded commitment.

(e)

Variable rate securities. The effective rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are based on a published reference rate and spread. Interest rates for certain variable rate securities are determined by the issuer, or agent, and are based on current market conditions, and these securities do not indicate a reference rate and spread in their description.

(f)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at March 31, 2025.

(g)	Rate represents the money market fund’s average 7-day yield as of March 31, 2025.

Asset-Based Income Fund	March 31, 2025 (Unaudited)

The following are the details of the restricted securities of the Fund (in thousands, except share amounts):

Issuer	Asset	Par/Shares	Cost	Value	Acquisition Date	% of Net Assets

Asset-Backed Securities

ALLO Issuer LLC	Class A2, Series 2023-1A	17,069	$16,214	$17,316	6/16/2023	4.0%

Identity Digital Capital LLC	Class A2, Series 2025-1	4,003	4,003	4,003	3/18/2025	0.9%

Lyra Music Assets Delaware LP	Class A2, Series 2024-3A	9,986	9,687	10,083	11/8/2024	2.3%

Metro Communications Issuer LLC	Class A2, Series 2025-1	1,801	1,801	1,806	2/13/2025	0.4%

Metro Communications Issuer LLC	Class A2I, Series 2025-1A	9,880	9,880	9,911	2/13/2025	2.3%

Sunnova SOL IX Issuer LLC	Class A, Series 2025-1	8,866	8,460	8,464	2/21/2025	1.9%

Sunnova SOL IX Issuer LLC	Class B, Series 2025-1	678	655	655	2/21/2025	0.2%

Senior Loans

SunPower Financial	TL 01/25	3,241	3,241	3,241	11/3/2023	0.7%

Private Equity

SunPower Financial	Private Equity (SPV)	636,905	637	656	6/7/2023	0.2%

			$54,578	$56,135

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